Consolidated Statements of Operations and Comprehensive Income (Loss) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenue (note 3)
Collaborations and contracts	$ 10,424,569	$ 12,105,186	$ 16,311,590
Licensing fees, milestone and royalty payments	5,039,581	2,000,000	500,000
Total revenue	15,464,150	14,105,186	16,811,590
Research, development, collaborations and contracts	21,458,258	18,043,356	20,131,922
General and administrative	5,546,273	8,140,779	6,386,386
Depreciation of property and equipment	612,837	865,599	986,932
Total expenses	27,617,368	27,049,734	27,505,240
Loss from operations	(12,153,218)	(12,944,548)	(10,693,650)
Other income (losses)
Interest income	539,996	138,320	126,314
Licensing settlement payment (note 3(b))		65,000,000
Licensing settlement legal fees (note 3(b))		(18,737,966)
Foreign exchange gains (losses)	1,079,310	24,855	(14,692)
Warrant issuance costs (note 5)		(47,030)	(80,937)
(Increase) decrease in fair value of warrant liability (note 2)	(3,530,314)	(3,821,635)	579,474
Net income (loss)	(14,064,226)	29,611,996	(10,083,491)
Income (loss) per common share (note 2)
Basic (in Dollars per share)	$ (0.92)	$ 2.16	$ (0.89)
Diluted (in Dollars per share)	$ (0.92)	$ 2.07	$ (0.89)
Weighted average number of common shares
Basic (in Shares)	15,302,680	13,727,925	11,318,766
Diluted (in Shares)	15,302,680	14,320,814	11,318,766
Comprehensive income (loss)
Cumulative translation adjustment	(3,134,746)	473,825	(53,066)
Comprehensive income (loss)	$ (17,198,972)	$ 30,085,821	$ (10,136,557)